VARIFLEX LS AND VARIFLEX SIGNATURE
================================================================================
ANNUITY VIII
1998 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

                    A MESSAGE FROM THE CHAIRMAN OF THE BOARD

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales.

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers. Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF VARIABLE ANNUITY ACCOUNT VIII
  AND THE BOARD OF DIRECTORS OF
  SECURITY BENEFIT LIFE INSURANCE COMPANY

We have audited the accompanying balance sheet of Variable Annuity Account VIII (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998 and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of Variable Annuity Account VIII at December 31, 1998 and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP
February 5, 1999

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:
  SBL Fund:
    Series A (Growth Series) - 3,495,543 shares at net asset value of
      $34.27 per share (cost, $106,832)..............................   $119,792
    Series B (Growth-Income Series) - 1,561,830 shares at net asset
      value of $39.68 per share (cost, $63,175)......................     61,973
    Series C (Money Market Series) - 1,928,989 shares at net asset
      value of $12.53 per share (cost, $23,996)......................     24,170
    Series D (Worldwide Equity Series) - 5,595,076 shares at net
      asset value of $6.74 per share (cost, $35,499).................     37,711
    Series E (High Grade Income Series) - 2,543,247 shares at net
      asset value of $12.42 per share (cost, $30,870)................     31,587
    Series J (Emerging Growth Series) - 1,242,678 shares at net asset
      value of $22.51 per share (cost, $25,105)......................     27,973
    Series K (Global Aggressive Bond Series) - 500,668 shares at net
      asset value of $9.56 per share (cost, $5,110)..................      4,786
    Series M (Specialized Asset Allocation Series) - 1,154,461 shares
      at net asset value of $12.87 per share (cost, $14,393).........     14,858
    Series N (Managed Asset Allocation Series) - 1,948,794 shares at
      net asset value of $16.01 per share (cost, $27,734)............     31,200
    Series O (Equity Income Series) - 3,637,233 shares at net asset
      value of $18.35 per share (cost, $62,566)......................     66,743
    Series P (High Yield Series) - 699,609 shares at net asset value
      of $16.80 per share (cost, $12,243)............................     11,753
    Series S (Social Awareness Series) - 925,545 shares at net asset
      value of $28.40 per share (cost, $22,396)......................     26,286
    Series V (Value Series) - 1,120,393 shares at net asset value of
      $14.83 per share (cost, $15,496)...............................     16,616
    Series X (Small Cap Series) - 276,392 shares at net asset value
      of $10.67 per share (cost, $2,670).............................      2,949
                                                                         -------
Total assets                                                            $478,397
                                                                         =======
                            See accompanying notes.

LIABILITIES AND NET ASSETS
Mortality guarantee payable                                             $     13

NET ASSETS
Net assets are represented by (NOTE 3):
                                     -------------------------------------------
                                      NUMBER       UNIT
                                     OF UNITS      VALUE     AMOUNT
                                     -------------------------------------------
Growth Series:
  Accumulation units................ 4,778,310    $25.06    $119,750
  Annuity units.....................     1,688     25.06          42     119,792
                                                             -------
Growth-Income Series:
  Accumulation units................ 3,161,657     19.58      61,905
  Annuity units.....................     3,481     19.58          68      61,973
                                                             -------
Money Market Series:
  Accumulation units................ 2,099,523     11.51                  24,170

Worldwide Equity Series:
  Accumulation units................ 2,293,514     16.43      37,686
  Annuity units.....................     1,514     16.43          25      37,711
                                                             -------
High Grade Income Series:
  Accumulation units................ 2,409,250     13.07      31,485
  Annuity units.....................     7,577     13.07          99      31,584
                                                             -------
Emerging Growth Series:
  Accumulation units................ 1,468,017     19.04      27,954
  Annuity units.....................     1,000     19.04          19      27,973
                                                             -------
Global Aggressive Bond Series:
  Accumulation units................   364,793     13.10       4,779
  Annuity units.....................       552     13.10           7       4,786
                                                             -------
Specialized Asset Allocation Series:
  Accumulation units................ 1,063,148     13.90      14,782
  Annuity units.....................     5,189     13.90          72      14,854
                                                             -------
Managed Asset Allocation Series:
  Accumulation units................ 1,927,318     16.14      31,102
  Annuity units.....................     5,903     16.14          95      31,197
                                                             -------
Equity Income Series:
  Accumulation units................ 3,562,159     18.69      66,571
  Annuity units.....................     9,060     18.69         169      66,740
                                                             -------
High Yield Series:
  Accumulation units................   945,133     12.36      11,680
  Annuity units.....................     5,958     12.36          74      11,754
                                                             -------
Social Awareness Series:
  Accumulation units................ 1,140,285     23.04      26,276
  Annuity units.....................       421     23.04          10      26,286
                                                             -------
Value Series:
  Accumulation units................ 1,108,840     14.96      16,587
  Annuity units.....................     1,885     14.96          28      16,615
                                                             -------
Small Cap Series:
  Accumulation units................   280,763     10.50                   2,949
                                                                         -------
Total net assets....................                                     478,384
                                                                         -------
Total liabilities and net assets....                                    $478,397
                                                                         =======
                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                                                   HIGH                     GLOBAL
                                                              GROWTH-      MONEY      WORLDWIDE    GRADE      EMERGING    AGGRESSIVE
                                                  GROWTH      INCOME       MARKET      EQUITY      INCOME      GROWTH        BOND
                                                  SERIES      SERIES       SERIES      SERIES      SERIES      SERIES       SERIES
                                              --------------------------------------------------------------------------------------
Dividend distributions .....................    $    440    $    917     $    984   $    405      $  1,364   $    151     $   454
Expenses (NOTE 2):
  Mortality and expense risk fee ...........      (1,133)       (733)        (327)      (402)         (319)      (297)        (64)
  Administrative fee .......................        (141)        (88)         (39)       (48)          (38)       (36)         (8)
                                              --------------------------------------------------------------------------------------
Net investment income (loss) ...............        (834)         96          618        (45)        1,007       (182)        382

Capital gains distributions ................       5,587       5,825            -      2,317             -      2,528          83
Realized gain (loss) on investments ........       5,998       1,868          264       (468)           36        104        (247)
Unrealized appreciation (depreciation) on
  investments ..............................       9,164      (4,998)          58      3,458           493      1,426          19
                                              --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments ...........................      20,749       2,695          322      5,307           529      4,058        (145)
                                              --------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations ...............................      19,915       2,791          940      5,262         1,536      3,876         237
Net assets at beginning of year ............      69,897      47,476       19,499     25,462        19,711     20,200       4,754
Variable annuity deposits (NOTES 2 AND 3) ..      81,141      28,688       96,514     22,634        27,927     22,014       3,045
Terminations and withdrawals (NOTES 2 AND 3)     (51,154)    (16,975)     (92,783)   (15,647)      (17,584)   (18,116)     (3,247)
Annuity payments (NOTES 2 AND 3) ...........          (7)         (7)           -          -            (3)        (1)         (3)
Mortality adjustment .......................           -           -            -          -            (3)         -           -
                                              --------------------------------------------------------------------------------------
Net assets at end of year ..................    $119,792    $ 61,973     $ 24,170   $ 37,711      $ 31,584   $ 27,973     $ 4,786
                                              ======================================================================================

                            See accompanying notes.

                                                SPECIALIZED   MANAGED
                                                   ASSET       ASSET       EQUITY     HIGH        SOCIAL                  SMALL
                                                ALLOCATION   ALLOCATION    INCOME     YIELD      AWARENESS    VALUE        CAP
                                                  SERIES       SERIES      SERIES     SERIES      SERIES      SERIES      SERIES
                                              --------------------------------------------------------------------------------------
Dividend distributions .....................      $   327     $   331    $    847    $   872      $    32    $    71      $    1
Expenses (NOTE 2):
  Mortality and expense risk fee ...........         (196)       (296)       (790)      (100)        (190)      (138)        (17)
  Administrative fee .......................          (24)        (35)        (95)       (12)         (23)       (17)         (2)
                                              --------------------------------------------------------------------------------------
Net investment income (loss) ...............          107           -         (38)       760         (181)       (84)        (18)

Capital gains distributions ................          817         207       2,049         76          348        316          -
Realized gain (loss) on investments ........          864       1,621       6,030         (9)       1,082        201          (9)
Unrealized appreciation (depreciation) on
  investments ..............................          (64)      1,886      (3,784)      (533)       3,200      1,002         276
                                              --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments ..............................        1,617       3,714       4,295       (466)       4,630      1,519         267
                                              --------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations ...............................        1,724       3,714       4,257        294        4,449      1,435         249
Net assets at beginning of year ............       18,219      16,746      54,159      3,747        9,621      4,848         241
Variable annuity deposits (NOTES 2 AND 3) ..        3,260      16,210      29,699     12,360       17,562     12,363       2,785
Terminations and withdrawals (NOTES 2 AND 3)       (8,344)     (5,468)    (21,370)    (4,645)      (5,346)    (2,029)       (326)
Annuity payments (NOTES 2 AND 3) ...........           (1)         (2)         (2)        (2)        -            (2)          -
Mortality adjustment .......................           (4)         (3)         (3)         -         -             -           -
                                              --------------------------------------------------------------------------------------
Net assets at end of year ..................      $14,854     $31,197    $ 66,740    $11,754      $26,286    $16,615      $2,949
                                              ======================================================================================

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION - Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series emphasis on substantial dividend income and capital appreciation), Series P (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation through investment in higher yielding, higher risk debt securities), Series S (Social Awareness Series - emphasis on capital appreciation), Series V (Value Series - emphasis on long-term growth of capital) and Series X (Small Cap Series - emphasis on long-term growth of capital).

    Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
    (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Meridian Investment Management Corporation to provide sub-advisory services for the Specialized Asset Allocation Series, and Strong Capital Management, Inc. to provide sub-advisory services to the Small Cap Series. Lexington Management Corporation (LMC) served as sub-advisor for the Worldwide Equity Series until November 1, 1998, when LMC was replaced by OppenheimerFunds, Inc. Effective December 31, 1998, LMC resigned as sub-advisor for Global Aggressive Bond Series, which will be advised by SMC.

    INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold were as follows (In Thousands):

                                                  COST OF     PROCEEDS
                                                 PURCHASES   FROM SALES
                                                 ---------   ----------

            Growth Series........................ $94,708      $59,975
            Growth-Income Series.................  39,563       21,936
            Money Market Series..................   6,261        1,912
            Worldwide Equity Series..............  28,719       19,460
            High Grade Income Series.............  32,178       20,831
            Emerging Growth Series...............  26,358       20,115
            Global Aggressive Bond Series........   4,204        3,944
            Specialized Asset Allocation Series..   5,037        9,198
            Managed Asset Allocation Series......  18,300        7,353
            Equity Income Series.................  35,664       25,326
            High Yield Series....................  14,705        6,157
            Social Awareness Series..............  19,191        6,808
            Value Series.........................  13,581        3,016
            Small Cap Series.....................   3,023          581

    ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES - The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

    Growth Series:
      Variable annuity deposits ........................................   3,638
      Terminations, withdrawals and expense charges ....................   2,308

    Growth-Income Series:
      Variable annuity deposits ........................................   1,482
      Terminations, withdrawals and expense charges ....................     889

    Money Market Series:
      Variable annuity deposits ........................................   8,530
      Terminations, withdrawals and expense charges ....................   8,185

    Worldwide Equity Series:
      Variable annuity deposits ........................................   1,485
      Terminations, withdrawals and expense charges ....................   1,025

    High Grade Income Series:
      Variable annuity deposits ........................................   2,189
      Terminations, withdrawals and expense charges ....................   1,379

    Emerging Growth Series:
      Variable annuity deposits ........................................   1,322
      Terminations, withdrawals and expense charges ....................   1,087

    Global Aggressive Bond Series:
      Variable annuity deposits ........................................     241
      Terminations, withdrawals and expense charges ....................     258

    Specialized Asset Allocation Series:
      Variable annuity deposits ........................................     240
      Terminations, withdrawals and expense charges ....................     626

    Managed Asset Allocation Series:
      Variable annuity deposits ........................................   1,084
      Terminations, withdrawals and expense charges ....................     364

    Equity Income Series:
      Variable annuity deposits ........................................   1,641
      Terminations, withdrawals and expense charges ....................   1,187

    High Yield Series:
      Variable annuity deposits ........................................   1,015
      Terminations, withdrawals and expense charges ....................     380

    Social Awareness Series:
      Variable annuity deposits ........................................     875
      Terminations, withdrawals and expense charges ....................     276

    Value Series:
      Variable annuity deposits ........................................     886
      Terminations, withdrawals and expense charges ....................     148

    Small Cap Series:
      Variable annuity deposits ........................................     292
      Terminations, withdrawals and expense charges ....................      36